Product Related Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Change in Balance Sheet Position of Product-Related Liabilities

The table below summarizes the change in the balance sheet position of the product-related liabilities.

DECEMBER 31	2012	2011	2010
Reserve at beginning of the year	$33.0	$39.2	$30.6
Change in reserve	19.3	14.8	25.4
Cash payments	(22.7)	(21.2)	(17.0)
Translation difference	0.3	0.2	0.2

Reserve at end of the year	$29.9	$33.0	$39.2